Pensions and Other Benefit Plans (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 22,575	$ 20,901
Unfunded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	432	474
Accumulated benefit obligations	373	419
Projected benefit obligation	(432)	(474)
Accumulated benefit obligation	(373)	(419)
Funded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	7,374	6,911
Projected benefit obligation	9,203	7,797
Accumulated benefit obligations	8,205	6,974
Projected benefit obligation	(1,829)	(886)
Accumulated benefit obligation	(831)	(63)
Non Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	1,683	1,296
Accumulated benefit obligations	1,363	1,065
Projected benefit obligation	(1,683)	(1,296)
Accumulated benefit obligation	(1,363)	(1,065)
Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	15,201	13,990
Projected benefit obligation	15,571	11,921
Accumulated benefit obligations	13,875	10,745
Projected benefit obligation	(370)	2,069
Accumulated benefit obligation	$ 1,326	$ 3,245